Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ (229,447)	$ (49,251)	$ 4,404
Net (loss) from continuing operation	(229,186)	(52,625)	(7,509)
Net (loss) from discontinued operation	(261)	3,374	11,913
Adjustments for:
Depreciation of property, plant and equipment	7,960	4,007
Depreciation of right-of-use asset	693	843
Share-based compensation	14,714	33,537	506
Accretion of finance leases	75	152
Allowance for doubtful accounts - accounts receivable	(500)	963
Allowance for doubtful accounts - other receivables	170,842	269
Impairment of intangible assets	8,425	925
Impairment of mining equipment	25,043
Inventory mark down	16,786
Loss on acquisition			5,679
Adjustments, total	244,038	40,696	6,185
Changes in operating assets and liabilities:
Accounts receivable	17,911	(19,843)	15,853
Other receivables	(60,083)	(161,933)
Amount due from related parties	(53,732)	(32,306)	822
Inventories	(5,267)	(60,587)
Intangible assets	(329)	(14,502)
Accrued liabilities	1,076	19,309
Tax (recoverable)/payable	3,650	(6,099)	(374)
Accounts payable	1,458	11,376	(13,018)
Other payables	5,760	5,321	(5,876)
Amount due to related parties	607	26	(5,564)
Contract liabilities			(64)
Lease liabilities	921
Net cash used in operating activities from continuing operations	(73,176)	(271,167)	(9,545)
Net cash (used in) in generating from discontinued operating activities	261	52,604	(34,007)
Net cash (used in) operating activities	(72,915)	(218,563)	(43,552)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(16,030)	(31,943)
Proceed from disposals of discontinued operations			3,500
Net cash used in investing activities from continuing operations	(16,030)	(31,943)	3,500
Net cash used in investing activities from discontinued operation		(1,091)	(501)
Net cash (used in)/generated from investing activities	(16,030)	(33,034)	2,999
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of principle portion of lease liabilities	(768)	(1,764)
Proceed from share issuance, net of issuance costs	18,463	585,839	3,578
Proceeds from private equity placement, net of issuance costs			39,973
Proceeds from disposal of subsidiaries	17,000
Net cash generated from financing activities	34,695	584,075	43,551
EFFECT OF EXCHANGE RATES ON CASH	(24,283)	1,825	683
NET CHANGES IN CASH AND CASH EQUIVALENTS	(78,533)	334,303	3,681
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	338,025	3,722	41
CASH AND CASH EQUIVALENTS, END OF YEAR	264,434	338,025	3,722
LESS: CASH AND CASH EQUIVALENTS, FROM THE DISCONTINUED OPERATIONS	4,941	10,899	144
Supplemental cash flow information
Cash paid for income tax	1,032	3,480	1,962,855
Purchases of USDT from a third party exchange platform		65,000
Payment of deposits on equipment in USDT		$ (65,000)